Financial Instruments - Summary of Carrying Value of Financial Instruments at Amortized Cost (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Carrying Value Of Financial Instruments At Amortized Cost [Line Items]
Cash	$ 80,563,482	$ 33,101,294
Amounts receivable	674,226	228,872
Accounts payable and accrued liabilities	$ 5,549,553	$ 3,031,527